Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss
The following table summarizes changes in our allowance for credit loss exposure on our premiums receivable:

(millions)	2022	2021
Balance at January 1	$280.4	$356.2
Allowance for credit losses acquired[1]	0	3.5
Increase in allowance[2]	471.1	357.2
Write-offs[3]	(408.2)	(436.5)
Balance at December 31	$343.3	$280.4
[1] Allowance acquired in the Protective Insurance Corporation and subsidiaries (Protective Insurance) acquisition.
[2] Represents the incremental increase in other underwriting expenses.
[3] Represents the portion of allowance that is reversed when premiums receivables are written off. Premiums receivable balances are written off once we have exhausted our collection efforts.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2022	$2,032.5
2021	2,139.5
2020	2,175.7

Property and Equipment	The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2022	2021	Useful Lives
Land	$123.1	$154.1	NA
Buildings, improvements, and integrated components	844.1	904.5	7-40 years
Capitalized software	475.4	441.2	3-10 years
Software licenses (internal use)	427.6	393.6	1-6 years
Computer equipment	318.1	261.3	3 years
All other property and equipment	396.8	390.0	3-10 years
Total cost	2,585.1	2,544.7
Accumulated depreciation	(1,551.1)	(1,407.4)
Balance at end of year	$1,034.0	$1,137.3
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation for the years ended December 31, was:

(millions)	2022	2021	2020
Pretax expense	$122.7	$100.7	$89.4
Tax benefit[1]	16.0	14.1	12.1
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Non cash activity
For the years ended December 31, non-cash activity included the following:

(millions)	2022	2021	2020
Common share dividends[1]	$58.5	$58.5	$2,694.5
Preferred share dividends[1]	13.4	13.4	13.4
Operating lease liabilities[2]	36.2	86.7	60.3
[1] Declared but unpaid. See Note 14 – Dividends for further discussion.
[2] From obtaining right-of-use assets. See Note 13 – Leases for further discussion.

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2022	2021	2020
Income taxes	$719.0	$842.4	$1,446.3
Interest	228.9	224.0	206.0
Operating lease liabilities	82.5	88.6	86.5

Unrecorded Unconditional Purchase Obligations Disclosure	Aggregate payments on these obligations for the years ended December 31, were as follows:

(millions)	Payments
2023	$918.6
2024	81.2
2025	33.1
2026	2.5
2027	1.5
Thereafter	0
Total	$1,036.9